Selling, General and Administrative Expenses (Tables)	9 Months Ended
Dec. 31, 2022
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Summary of Selling, General and Administrative Expenses
Selling, general and administrative expenses for the nine months ended December 31, 2021 and 2022 are as follows:

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Personnel expenses	¥220,758	¥238,728
Selling expenses	52,825	64,151
Administrative expenses	98,174	102,845
Depreciation of office facilities	6,767	6,563

Total	¥378,524	¥412,287

Selling, general and administrative expenses for the three months ended December 31, 2021 and 2022 are as follows:

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Personnel expenses	¥76,296	¥84,628
Selling expenses	20,616	22,900
Administrative expenses	33,400	34,592
Depreciation of office facilities	2,328	2,213

Total	¥132,640	¥144,333